                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-2806

Exact name of registrant as specified in charter: Delaware Group Cash Reserve

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:  March 31

Date of reporting period:  March 31, 2005

Item 1. Reports to Stockholders

                                             Delaware
                                             Investments(R)
                                             -----------------------------------
                                             A member of Lincoln Financial Group


FIXED INCOME

ANNUAL REPORT MARCH 31, 2005
--------------------------------------------------------------------------------
              DELAWARE CASH RESERVE FUND




[LOGO] POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

-----------------------------------------------------------------
PORTFOLIO MANAGEMENT REVIEW                                     1
-----------------------------------------------------------------
PERFORMANCE SUMMARY                                             2
-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     3
-----------------------------------------------------------------
SECTOR ALLOCATION                                               4
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                                       5

  Statement of Operations                                       6

  Statements of Changes in Net Assets                           7

  Financial Highlights                                          8

  Notes to Financial Statements                                12
-----------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM                                      14
-----------------------------------------------------------------
OTHER FUND INFORMATION                                         15
-----------------------------------------------------------------
BOARD OF TRUSTEES/OFFICERS                                     16
-----------------------------------------------------------------


    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

PORTFOLIO                                             DELAWARE CASH RESERVE FUND
  MANAGEMENT REVIEW                                   April 7, 2005


FUND MANAGER

Cynthia Isom
Portfolio Manager

As with most fixed-income investments, money market yields climbed during the year ended March 31, 2005. Beginning last summer, the Federal Reserve Board embarked on a steady campaign of monetary tightening in which the U.S. central bank incrementally raised its target for the overnight fed funds rate to 2.75% by March of this year.

According to iMoneyNet, the average yield on money market funds broke 2.00% in March 2005 -- the first time average yields had reached that level since November 2001. With fed funds futures predicting a short-term benchmark rate of 4.00% by year-end, there are clearly some expectations in the market that rates will continue to trend upward.

Delaware Cash Reserve Fund returned +1.21% (Class A shares at net asset value with dividends reinvested) for the fiscal year ended March 31, 2005. The average taxable money market fund, as measured by the 393 funds that compose the Lipper Money Market Funds Average, returned +0.91% for the same period. As of period end, the 7-day SEC yield for Delaware Cash Reserve Class A shares was 2.12%, a figure that was increased from 0.61% for the period ended March 31, 2004.

Typical of a money market fund, more than half of the Delaware Cash Reserve Fund portfolio remains invested in commercial paper, which represents obligations issued by corporations or banks to finance short-term credit needs such as accounts receivable and inventory.

At Delaware Investments, we continue to anticipate positive growth during the remainder of 2005 as the U.S. economic recovery matures. We believe that the corporate earnings picture should trend upward over the next six to nine months, albeit at a declining rate, and that short-term interest rates could trend higher.

Regardless of near-term outlook, it is important for investors to periodically reexamine the asset allocation within their investment portfolios. For individuals seeking stability of principal, or keeping cash-equivalent assets handy while making decisions about potential stock and bond investments, Delaware Cash Reserve Fund will continue to be an important short-term investment vehicle.

PERFORMANCE SUMMARY
  DELAWARE CASH RESERVE FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value may fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges and expenses of the investment carefully before investing. The Delaware Cash Reserve Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions and is subject to change.

FUND PERFORMANCE
Average Annual Total Returns/Yields

                                                                                                 7-Day Yield
Through March 31, 2005                           Lifetime    10 Years   Five Years    One Year      3/31/05
-------------------------------------------------------------------------------------------------------------
Class A (Est. 6/30/78)                             +6.39%      +3.48%       +2.21%      +1.21%       +2.12%
-------------------------------------------------------------------------------------------------------------
Consultant Class (Est. 3/10/88)                    +6.22%      +3.22%       +1.96%      +0.95%       +1.87%
-------------------------------------------------------------------------------------------------------------
Class B (Est. 5/2/94)
Excluding Sales Charge                             +2.77%      +2.68%       +1.44%      +0.70%       +1.62%
Including Sales Charge                             +2.77%      +2.68%       +1.01%      -3.30%
-------------------------------------------------------------------------------------------------------------
Class C (Est. 11/29/95)
Excluding Sales Charge                             +2.47%                   +1.44%      +0.70%       +1.62%
Including Sales Charge                             +2.47%                   +1.44%      -0.30%
-------------------------------------------------------------------------------------------------------------

All performance reflects reinvestment of all dividends. An investment in Delaware Cash Reserve Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment of $1.00 per share, it is possible to lose money by investing in Delaware Cash Reserve Fund. Returns and yields will fluctuate. Past performance is not a guarantee of future results.

Class A shares are available without sales charges or any 12b-1 fees.

Consultant Class shares were first made available on March 10, 1988 and are available without a sales charge. Consultant Class performance prior to March 10, 1988 for Delaware Cash Reserve Fund is based on Class A performance which was established 6/30/78. Performance after March 10, 1988 reflects the impact of an annual service and distribution fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Consultant Class shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1%.

An expense limitation was in effect for all classes of Delaware Cash Reserve Fund during all periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund dividends or redemptions of Fund shares.

Delaware Cash Reserve Fund Class B and C shares are available only as part of an overall investment program using Class B or C shares of other funds. Direct investment into Delaware Cash Reserve Fund Class B or C shares may be made only when establishing a Wealth Builder plan. Performance, excluding sales charges, for Class B and C shares assumes either that contingent deferred sales charges did not apply or the investment was not redeemed.

FUND BASICS
As of March 31, 2005
-------------------------------------------------------------------
FUND OBJECTIVE:
The Fund seeks to provide maximum current income, while preserving principal and maintaining liquidity.
-------------------------------------------------------------------
TOTAL FUND NET ASSETS:
$483.87 million
-------------------------------------------------------------------
NUMBER OF HOLDINGS:
47
-------------------------------------------------------------------
FUND START DATE:
June 30, 1978
-------------------------------------------------------------------

-------------------------------------------------------------------
YOUR FUND MANAGER:
Cynthia Isom holds a bachelor's degree from Vassar College. After eight years in the securities business, she joined Delaware Investments in 1985 as a trader of money market, high-grade, and Treasury securities.
-------------------------------------------------------------------
NASDAQ SYMBOL:
Class A DCRXX
-------------------------------------------------------------------
CUSIP NUMBERS:
Consultant Class   245910-20-3
Class A            245910-10-4
Class B            245910-30-2
Class C            245910-40-1
-------------------------------------------------------------------

DISCLOSURE                     For the Period October 1, 2004 to March 31, 2005
  OF FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

DELAWARE CASH RESERVE FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                 Expenses
                                                            Beginning     Ending                Paid During
                                                             Account     Account    Annualized    Period
                                                              Value       Value       Expense    10/1/04 to
                                                             10/1/04     3/31/05       Ratio      3/31/05*
-----------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,007.90        0.65%      $3.25
Class B                                                     1,000.00    1,005.40        1.15%       5.75
Class C                                                     1,000.00    1,005.40        1.15%       5.75
Consultant Class                                            1,000.00    1,006.70        0.90%       4.50
-----------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,021.69        0.65%      $3.28
Class B                                                     1,000.00    1,019.20        1.15%       5.79
Class C                                                     1,000.00    1,019.20        1.15%       5.79
Consultant Class                                            1,000.00    1,020.44        0.90%       4.53
-----------------------------------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182/365 (to reflect the one-half year period).

SECTOR ALLOCATION                                          As of March 31, 2005
  DELAWARE CASH RESERVE FUND

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
-------------------------------------------------------------------------
COMMERCIAL PAPER                                               83.63%
-------------------------------------------------------------------------
Financial Services                                             61.82%

Industrial                                                      8.83%

Mortgage Bankers & Brokers                                     12.98%
-------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT                                        10.54%
-------------------------------------------------------------------------
Domestic Certificates of Deposit                                8.47%

Foreign Certificates of Deposit                                 2.07%
-------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES                                      2.68%
-------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               96.85%
-------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 3.15%
-------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
-------------------------------------------------------------------------

STATEMENT                                            DELAWARE CASH RESERVE FUND
  OF NET ASSETS                                      March 31, 2005

                                                       Principal      Market
                                                         Amount        Value
COMMERCIAL PAPER - 83.63%

Financial Services - 61.82%
  Amstel Funding
    2.786% 4/15/05                                    $ 7,747,000   $ 7,738,625
    2.901% 6/7/05                                      10,000,000     9,946,400
  Aquinas Funding
    2.566% 4/7/05                                      10,000,000     9,995,750
    2.844% 4/1/05                                      12,000,000    12,000,000
  Barton Capital
    2.757% 4/20/05                                     10,000,000     9,985,486
    2.783% 4/11/05                                     10,772,000    10,763,682
  CBA Finance 2.808% 4/1/05                            22,000,000    21,999,999
  Corporate Receivables Funding
    2.777% 4/20/05                                     10,000,000     9,985,381
  Eiffel Funding
    2.687% 4/11/05                                     10,000,000     9,992,556
    2.785% 4/13/05                                      5,000,000     4,995,367
    2.805% 4/12/05                                      4,020,000     4,016,561
  Fortis Funding 2.787% 4/22/05                        10,000,000     9,983,783
  Fountain Square
    2.617% 4/20/05                                     10,000,000     9,986,278
    2.757% 4/18/05                                     10,000,000     9,987,014
  Moat Funding
    2.766% 4/15/05                                     10,000,000     9,989,267
    2.795% 4/18/05                                     10,000,000     9,986,825
  Sheffield Receivables 2.697% 4/11/05                  5,000,000     4,996,264
  Starbird Funding
    2.726% 4/8/05                                      15,000,000    14,992,066
    2.757% 4/13/05                                      6,250,000     6,244,271
  Steamboat Funding
    2.756% 4/15/05                                     14,565,000    14,549,424
    2.844% 4/1/05                                       7,435,000     7,435,000
  Surrey Funding
    2.666% 4/5/05                                       7,000,000     6,997,931
    2.785% 4/7/05                                       6,500,000     6,496,988
  Swedish National Finance 2.686% 4/7/05               17,000,000    16,992,406
  Swiss RE Financial Products
    2.799% 7/13/05                                      5,000,000     4,960,517
  Three Pillars Funding
    2.655% 4/1/05                                      10,000,000    10,000,000
    2.666% 4/4/05                                       8,000,000     7,998,227
    2.696% 4/7/05                                       4,130,000     4,128,148
  UBS Finance 2.844% 4/1/05                            22,000,000    21,999,999
  Wal-Mart Funding 2.627% 4/20/05                      10,000,000     9,986,225
                                                                   ------------
                                                                    299,130,440
                                                                   ------------

Industrial - 8.83%
  BMW U.S. Capital 2.808% 4/1/05                       15,720,000    15,720,000
  Cargill 2.808% 4/1/05                                 5,000,000     5,000,000
  Total Capital 2.808% 4/1/05                          22,000,000    22,000,000
                                                                   ------------
                                                                     42,720,000
                                                                   ------------
Mortgage Bankers & Brokers - 12.98%
  Citigroup Global Markets 2.774% 4/6/05               10,000,000     9,996,153
  Credit Suisse First Boston 2.922% 6/10/05            10,000,000     9,943,611
  ING Funding
    2.762% 6/21/05                                     10,000,000     9,938,575
    2.786% 4/15/05                                      8,015,000     8,006,335
  KFW International Finance 2.809% 7/21/05             10,000,000     9,914,592
  Morgan Stanley 2.783% 4/5/05                         15,000,000    14,995,366
                                                                   ------------
                                                                     62,794,632
                                                                   ------------
TOTAL COMMERCIAL PAPER (cost $404,645,072)                          404,645,072
                                                                   ------------

                                                       Principal      Market
                                                         Amount        Value

 CERTIFICATES OF DEPOSIT - 10.54%

 Domestic Certificates of Deposit - 8.47%
   First Tennessee Bank
     2.15% 4/6/05                                     $11,000,000  $ 10,999,308
     2.69% 4/8/05                                      10,000,000    10,000,000
   Washington Mutual Bank 2.47% 4/18/05                10,000,000     9,998,337
   Wilmington Trust 2.55% 4/1/05                       10,000,000    10,000,000
                                                                   ------------
                                                                     40,997,645
                                                                   ------------
 Foreign Certificates of Deposit - 2.07%
   HBOS Treasury Services 2.81% 7/14/05                10,000,000    10,000,266
                                                                   ------------
                                                                     10,000,266
                                                                   ------------
 TOTAL CERTIFICATES OF DEPOSIT (cost $50,997,911)                    50,997,911
                                                                   ------------
oVARIABLE RATE DEMAND NOTES - 2.68%

   North Texas Higher Education Authority
     2.85% 12/1/44 (AMBAC)                              8,000,000     8,000,000
   PCP Investors 2.90% 12/1/24                          2,000,000     2,000,000
   Stephens & Stephens 2.94% 11/1/34                    3,000,000     3,000,000
                                                                   ------------
 TOTAL VARIABLE RATE DEMAND NOTES
   (cost $13,000,000)                                                13,000,000
                                                                   ------------
 TOTAL MARKET VALUE OF SECURITIES - 96.85%
   (cost $468,642,983)**                                            468,642,983
 RECEIVABLES AND OTHER ASSETS
   NET OF LIABILITIES - 3.15%                                        15,230,191
                                                                   ------------
 NET ASSETS APPLICABLE TO 484,221,887
   SHARES OUTSTANDING - 100.00%                                    $483,873,174
                                                                   ============

 Net Asset Value - Delaware Cash Reserve Fund
   Class A ($436,552,397 / 436,849,118 Shares)                            $1.00
                                                                          -----
 Net Asset Value - Delaware Cash Reserve Fund
   Class B ($17,754,693 / 17,777,832 Shares)                              $1.00
                                                                          -----
 Net Asset Value - Delaware Cash Reserve Fund
   Class C ($9,734,243 / 9,740,726 Shares)                                $1.00
                                                                          -----
 Net Asset Value - Delaware Cash Reserve Fund
   Consultant Class ($19,831,841 / 19,854,211 Shares)                     $1.00
                                                                          -----

 COMPONENTS OF NET ASSETS AT MARCH 31, 2005:
 Shares of beneficial interest
   (unlimited authorization - no par)                              $484,221,950
 Accumulated net realized loss on investments                          (348,776)
                                                                   ------------
 Total net assets                                                  $483,873,174
                                                                   ============

o Variable Rate Notes. The interest rate shown is the rate as of March 31, 2005 and the maturity date shown is the longer of the next interest readjustment or the date the principal amount shown can be recovered through demand.

**Also the cost for federal income tax purposes.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation

See accompanying notes

STATEMENT                                            DELAWARE CASH RESERVE FUND
  OF OPERATIONS                                      Year Ended March 31, 2005

INVESTMENT INCOME:
  Interest                                                                      $9,069,811
                                                                                ----------

EXPENSES:
  Management fees                                                $2,339,368
  Dividend disbursing and transfer agent fees and expenses                       1,295,807
  Distribution expenses -- Class B                                                 212,756
  Distribution expenses -- Class C                                  100,028
  Distribution expenses -- Consultant Class                          78,628
  Accounting and administration expenses                            178,863
  Reports and statements to shareholders                            115,339
  Registration fees                                                  71,893
  Legal and professional fees                                        45,346
  Trustees' fees                                                     24,991
  Custodian fees                                                     11,864
  Pricing fees                                                        2,885
  Other                                                               9,025      4,486,793
                                                                 ----------
  Less expenses absorbed or waived                                              (1,179,479)
  Less waived distribution expenses -- Class B                                    (106,378)
  Less waived distribution expenses -- Class C                                     (50,014)
  Less waived distribution expenses -- Consultant Class                            (13,105)
                                                                                ----------
  Total expenses                                                                 3,137,817
                                                                                ----------
NET INVESTMENT INCOME                                                            5,931,994
                                                                                ----------

NET REALIZED GAIN ON INVESTMENTS:
  Net Realized Gain on Investments                                                   3,573
                                                                                ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $5,935,567
                                                                                ==========

See accompanying notes

STATEMENTS                                            DELAWARE CASH RESERVE FUND
  OF CHANGES IN NET ASSETS

                                                                                            Year Ended
                                                                               3/31/05                      3/31/04
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                     $   5,931,994               $   3,635,949
  Net realized gain on investments                                                  3,573                      14,961
                                                                            -------------               -------------
  Net increase in net assets resulting from operations                          5,935,567                   3,650,910
                                                                            -------------               -------------

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                    (5,504,334)
    Class B                                                                      (135,870)                    (30,462)
    Class C                                                                       (64,220)                    (12,009)
    Consultant Class                                                             (227,570)                   (148,984)
                                                                            -------------               -------------
                                                                               (5,931,994)                 (3,635,949)
                                                                            -------------               -------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                   669,359,865                 560,956,289
    Class B                                                                    15,751,441                  12,821,846
    Class C                                                                    11,940,121                  11,309,957
    Consultant Class                                                           20,542,359                  20,432,041

  Net asset value of shares issued upon reinvestment of dividends:
    Class A                                                                     5,221,123                   3,386,159
    Class B                                                                       112,292                      27,003
    Class C                                                                        56,890                      11,346
    Consultant Class                                                              215,023                     149,824
                                                                            -------------               -------------
                                                                              723,199,114                 609,094,465
                                                                            -------------               -------------
  Cost of shares repurchased:
    Class A                                                                  (723,689,725)               (617,167,881)
    Class B                                                                   (19,891,833)                (28,092,066)
    Class C                                                                   (12,555,278)                (11,452,709)
    Consultant Class                                                          (33,253,549)                (25,284,311)
                                                                            -------------               -------------
                                                                             (789,390,385)               (681,996,967)
                                                                            -------------               -------------
Decrease in net assets derived from capital share transactions                (66,191,271)                (72,902,502)
                                                                            -------------               -------------
NET DECREASE IN NET ASSETS                                                    (66,187,698)                (72,887,541)

NET ASSETS:
  Beginning of year                                                           550,060,872                 622,948,413
                                                                            -------------               -------------
  End of year (there was no undistributed net
    investment income at either year end)                                   $ 483,873,174               $ 550,060,872
                                                                            =============               =============

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                           Delaware Cash Reserve Fund Class A
------------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended
                                                               3/31/05     3/31/04     3/31/03      3/31/02     3/31/01
NET ASSET VALUE, BEGINNING OF PERIOD                           $1.000      $1.000       $1.000      $1.000       $1.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.012       0.007        0.009       0.026        0.056
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.012       0.007        0.009       0.026        0.056
                                                               ------      ------       ------      ------       ------

LESS DIVIDENDS FROM:
Net investment income                                          (0.012)     (0.007)      (0.009)     (0.026)      (0.056)
                                                               ------      ------       ------      ------       ------
Total dividends                                                (0.012)     (0.007)      (0.009)     (0.026)      (0.056)
                                                               ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $1.000      $1.000       $1.000      $1.000       $1.000
                                                               ======      ======       ======      ======       ======

TOTAL RETURN(1)                                                 1.21%       0.67%        0.92%       2.59%        5.75%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $436,552    $485,657     $538,469    $525,032     $548,006
Ratio of expenses to average net assets                         0.56%       0.45%        0.76%       0.92%        0.84%
Ratio of expenses to average net assets
  prior to expense limitation and expense paid indirectly       0.78%       0.93%        0.99%       0.92%        0.84%
Ratio of net investment income to average net assets            1.17%       0.67%        0.91%       2.56%        5.60%
Ratio of net investment income to average net assets
  prior to expense limitation and expense paid indirectly       0.95%       0.19%        0.68%       2.56%        5.60%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                         Delaware Cash Reserve Fund Class B
------------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended
                                                               3/31/05     3/31/04     3/31/03      3/31/02     3/31/01
NET ASSET VALUE, BEGINNING OF PERIOD                           $1.000      $1.000       $1.000      $1.000       $1.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.007       0.001        0.002       0.016        0.046
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.007       0.001        0.002       0.016        0.046
                                                               ------      ------       ------      ------       ------

LESS DIVIDENDS FROM:
Net investment income                                          (0.007)     (0.001)      (0.002)     (0.016)      (0.046)
                                                               ------      ------       ------      ------       ------
Total dividends                                                (0.007)     (0.001)      (0.002)     (0.016)      (0.046)
                                                               ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $1.000      $1.000       $1.000      $1.000       $1.000
                                                               ======      ======       ======      ======       ======

TOTAL RETURN(1)                                                 0.70%       0.11%        0.16%       1.57%        4.71%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $17,755     $21,783      $37,025     $25,744      $32,267
Ratio of expenses to average net assets                         1.06%       1.02%        1.51%       1.92%        1.84%
Ratio of expenses to average net assets
  prior to expense limitation and expense paid indirectly       1.78%       1.93%        1.99%       1.92%        1.84%
Ratio of net investment income to average net assets            0.67%       0.10%        0.16%       1.56%        4.60%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expense paid indirectly      (0.05%)     (0.81%)      (0.32%)      1.56%        4.60%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                           Delaware Cash Reserve Fund Class C
------------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended
                                                               3/31/05     3/31/04     3/31/03      3/31/02     3/31/01
NET ASSET VALUE, BEGINNING OF PERIOD                           $1.000      $1.000       $1.000      $1.000       $1.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.007       0.001        0.002       0.016        0.046
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.007       0.001        0.002       0.016        0.046
                                                               ------      ------       ------      ------       ------

LESS DIVIDENDS FROM:
Net investment income                                          (0.007)     (0.001)      (0.002)     (0.016)      (0.046)
                                                               ------      ------       ------      ------       ------
Total dividends                                                (0.007)     (0.001)      (0.002)     (0.016)      (0.046)
                                                               ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $1.000      $1.000       $1.000      $1.000       $1.000
                                                               ======      ======       ======      ======       ======

TOTAL RETURN(1)                                                 0.70%       0.11%        0.16%       1.57%        4.71%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $9,734     $10,293      $10,424      $7,084       $6,893
Ratio of expenses to average net assets                         1.06%       1.02%        1.51%       1.92%        1.84%
Ratio of expenses to average net assets
  prior to expense limitation and expense paid indirectly       1.78%       1.93%        1.99%       1.92%        1.84%
Ratio of net investment income to average net assets            0.67%       0.10%        0.16%       1.56%        4.60%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expense paid indirectly      (0.05%)     (0.81%)      (0.32%)      1.56%        4.60%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                      Delaware Cash Reserve Fund Consultant Class
------------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended
                                                               3/31/05     3/31/04     3/31/03      3/31/02     3/31/01
NET ASSET VALUE, BEGINNING OF PERIOD                           $1.000      $1.000       $1.000      $1.000       $1.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.010       0.004        0.007       0.023        0.054
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.010       0.004        0.007       0.023        0.054
                                                               ------      ------       ------      ------       ------

LESS DIVIDENDS FROM:
Net investment income                                          (0.010)     (0.004)      (0.007)     (0.023)      (0.054)
                                                               ------      ------       ------      ------       ------
Total dividends                                                (0.010)     (0.004)      (0.007)     (0.023)      (0.054)
                                                               ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $1.000      $1.000       $1.000      $1.000       $1.000
                                                               ======      ======       ======      ======       ======

TOTAL RETURN(1)                                                 0.95%       0.42%        0.67%       2.34%        5.49%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $19,832     $32,328      $37,030     $34,614      $36,783
Ratio of expenses to average net assets                         0.81%       0.70%        1.01%       1.17%        1.09%
Ratio of expenses to average net assets
  prior to expense limitation and expense paid indirectly       1.08%       1.23%        1.24%       1.17%        1.09%
Ratio of net investment income to average net assets            0.92%       0.42%        0.66%       2.31%        5.35%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expense paid indirectly       0.65%      (0.11%)       0.43%       2.31%        5.35%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                                 DELAWARE CASH RESERVE FUND
  TO FINANCIAL STATEMENTS                             March 31, 2005

Delaware Group Cash Reserve (the "Trust") is organized as a Delaware statutory trust and offers one series, the Delaware Cash Reserve Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C and Consultant Class shares. Class A and Consultant Class shares are not subject to a sales charge. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Consultant Class shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of the Fund is to seek to provide maximum current income, while preserving principal and maintaining liquidity.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended March 31, 2005.

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion and 0.30% on the average daily net assets in excess of $2.5 billion.

Effective October 1, 2004, DMC has elected to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.65% of average daily net assets of the Fund, which can be revoked at any time. Prior to October 1, 2004, DMC had elected to waive its fees in order to prevent such expenses from exceeding 0.45% of the average daily net assets of the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend and disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Consultant Class shares and 1.00% of the average daily net assets of the Class B and C shares. Class A shares pay no distribution and service expenses. DDLP has elected to waive distribution and service fees in order to prevent these fees from exceeding 0.25% of average daily net assets for Consultant Class shares and 0.50% of average daily net assets for Class B and C shares. These waivers may be revoked at any time.

At March 31, 2005, the Fund had liabilities payable to affiliates as follows:

     Investment management fee payable to DMC          $216,262
     Dividend disbursing, transfer agent,
       accounting and administration fees
       and other expenses payable to DSC                158,328
     Other expenses payable to DMC and
       affiliates*                                       52,325

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the year ended March 31, 2005, the Delaware Cash Reserve Fund was charged $10,801 for internal legal services provide by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

NOTES                                                 DELAWARE CASH RESERVE FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

3. DIVIDEND AND DISTRIBUTION INFORMATION
Income distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends paid during the years ended March 31, 2005 and 2004 was as follows:

                                                         Year Ended
                                               3/31/05                  3/31/04
                                              ----------              ----------
  Ordinary income                             $5,931,994              $3,635,949

As of March 31, 2005, the components of net assets on a tax basis were as follows:

  Shares of beneficial interest                                    $484,221,950
  Capital loss carryforwards                                           (348,776)
                                                                   ------------
  Net assets                                                       $483,873,174
                                                                   ============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $3,069 was utilized in 2005. Capital loss carryforwards remaining at March 31, 2005 will expire as follows:
$348,776 expires in 2011.

4. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                          Year Ended
                                                   3/31/05         3/31/04

Shares sold:
  Class A                                        669,359,865     560,956,289
  Class B                                         15,751,441      12,821,846
  Class C                                         11,940,121      11,309,957
  Consultant Class                                20,542,359      20,432,041

Shares issued upon reinvestment of dividends:
  Class A                                          5,221,081       3,386,139
  Class B                                            112,291          27,002
  Class C                                             56,890          11,346
  Consultant Class                                   215,023         149,824
                                                ------------    ------------
                                                 723,199,071     609,094,444
                                                ------------    ------------
Shares repurchased:
  Class A                                       (723,689,725)   (617,167,881)
  Class B                                        (19,891,832)    (28,092,066)
  Class C                                        (12,555,278)    (11,452,709)
  Consultant Class                               (33,253,549)    (25,284,311)
                                                ------------    ------------
                                                (789,390,384)   (681,996,967)
                                                ------------    ------------
Net decrease                                     (66,191,313)    (72,902,523)
                                                ============    ============

For the years ended March 31, 2005 and 2004, 580,569 Class B shares were converted to 580,569 Consultant Class shares valued at $580,569 and 751,053 Class B shares were converted to 751,053 Consultant Class shares valued at $751,053, respectively. The respective amounts are included in Class B redemptions and Consultant Class subscriptions in the table above and the Statements of Changes in Net Assets.

5. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

6. TAX INFORMATION (UNAUDITED)
The information set forth below is for the Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended March 31, 2005, the Fund designates distributions paid during the year as follows:

                                   (A)
                                 Ordinary
                                  Income
                               Distributions
                                 (Tax Basis)
                              --------------
                                   100%

(A) is based on a percentage of the Fund's total distribution.

REPORT
  OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware Group Cash Reserve - Delaware Cash Reserve Fund

We have audited the accompanying statement of net assets of Delaware Cash Reserve Fund (the sole series of Delaware Group Cash Reserve) ("the Fund") as of March 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Cash Reserve Fund series of Delaware Group Cash Reserve at March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
May 12, 2005

OTHER                                                 DELAWARE CASH RESERVE FUND
  FUND INFORMATION

The shareholders of Delaware Group Cash Reserve (the "Trust") voted on the following proposals at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for the Trust.

                                                                 Shares Voted
                                           Shares Voted For   Withheld Authority
                                           ----------------   ------------------
Thomas L. Bennett                             325,591,349         14,048,885
Jude T. Driscoll                              325,432,757         14,207,477
John A. Fry                                   325,701,190         13,939,044
Anthony D. Knerr                              325,584,746         14,055,488
Lucinda S. Landreth                           325,256,589         14,383,645
Ann R. Leven                                  325,324,161         14,316,073
Thomas F. Madison                             325,427,778         14,212,456
Janet L. Yeomans                              325,499,102         14,141,132
J. Richard Zecher                             325,496,283         14,143,951

2. To approve the use of a "manager of managers" structure whereby the investment manager of the fund of the Trust will be able to hire and replace subadvisers without shareholder approval.

                                                                         Broker
                                   For        Against     Abstain      Non-Votes
                                   ---        -------     -------     ----------
Delaware Group Cash Reserve    291,965,247  17,362,008   16,637,905   13,675,074

DELAWARE INVESTMENTS FAMILY OF FUNDS
  BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees and Officers with certain background and related information.

                                                                                               NUMBER OF               OTHER
                                                                                           PORTFOLIOS IN FUND      DIRECTORSHIPS
                           POSITION(S)                                                      COMPLEX OVERSEEN          HELD BY
NAME, ADDRESS AND           HELD WITH        LENGTH OF TIME    PRINCIPAL OCCUPATION(S)         BY TRUSTEE             TRUSTEE
BIRTHDATE                    FUND(S)               SERVED          DURING PAST 5 YEARS         OR OFFICER            OR OFFICER
---------------------- ------------------- -------------------- --------------------------- ------------------- --------------------
INTERESTED TRUSTEES

JUDE T. DRISCOLL(2)        Chairman,        5 Years - Executive   Since August 2000, Mr.           92                   None
2005 Market Street      President, Chief          Officer         Driscoll has served in
 Philadelphia, PA       Executive Officer                            various executive
   19103                  and Trustee       1 Year - Trustee     capacities at different
                                                                    times at Delaware
March 10, 1963                                                       Investments(1)

                                                                Senior Vice President and
                                                                 Director of Fixed-Income
                                                                Process - Conseco Capital
                                                                        Management
                                                                 (June 1998 - August 2000)

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

 THOMAS L. BENNETT          Trustee               Since             Private Investor -             92                   None
2005 Market Street                            March 23, 2005      (March 2004 - Present)
 Philadelphia, PA
    19103                                                          Investment Manager -
                                                                   Morgan Stanley & Co.
October 4, 1947                                               (January 1984 - March 2004)

   JOHN A. FRY              Trustee               4 Years         President - Franklin &           92           Director - Community
2005 Market Street                                                   Marshall College                              Health Systems
 Philadelphia, PA                                                  (June 2002 - Present)
     19103
                                                                 Executive Vice President
May 28, 1960                                                         - University of
                                                                       Pennsylvania
                                                                 (April 1995 - June 2002)

 ANTHONY D. KNERR           Trustee              12 Years       Founder/Managing Director          92                   None
2005 Market Street                                                  - Anthony Knerr &
 Philadelphia, PA                                                  Associates (Strategic
      19103                                                              Consulting)
                                                                      (1990 - Present)
December 7, 1938

LICINDA S. LANDRETH         Trustee               Since         Chief Investment Officer -         92                   None
 2005 Market Street                           March 23, 2005        Assurant, Inc.
Philadelphia, PA                                                     (Insurance)
    19103                                                           (2002 - 2004)

June 24, 1947

  ANN R. LEVEN              Trustee              16 Years         Treasurer/Chief Fiscal           92            Director and Audit
2005 Market Street                                                  Officer - National                                Committee
 Philadelphia, PA                                                     Gallery of Art                                Chairperson -
    19103                                                             (1994 - 1999)                                  Andy Warhol
                                                                                                                     Foundation
November 1, 1940
                                                                                                                  Director and Audit
                                                                                                                  Committee Member -
                                                                                                                    Systemax Inc.

                                                                                               NUMBER OF               OTHER
                                                                                           PORTFOLIOS IN FUND      DIRECTORSHIPS
                           POSITION(S)                                                      COMPLEX OVERSEEN          HELD BY
NAME, ADDRESS AND           HELD WITH        LENGTH OF TIME    PRINCIPAL OCCUPATION(S)         BY TRUSTEE             TRUSTEE
BIRTHDATE                    FUND(S)               SERVED          DURING PAST 5 YEARS         OR OFFICER            OR OFFICER
---------------------- ------------------- -------------------- --------------------------- ------------------- --------------------
INDEPENDENT TRUSTEES (CONTINUED)

THOMAS F. MADISON            Trustee              11 Years       President/Chief Executive           92              Director -
2005 Market Street                                                Officer - MLM Partners,                           Banner Health
 Philadelphia, PA                                                  Inc. (Small Business
     19103                                                       Investing and Consulting)                       Director and Audit
                                                                 (January 1993 - Present)                        Committee Member -
February 25, 1936                                                                                                CenterPoint Energy

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Digital River Inc.

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Rimage Corporation

                                                                                                                 Director - Valmont
                                                                                                                  Industries Inc.

 JANET L. YEOMANS            Trustee             6 Years         Vice President/Mergers &            92                None
2005 Market Street                                                      Acquisitions -
 Philadelphia, PA                                                      3M Corporation
     19103                                                        (January 2003 - Present)

 July 31, 1948                                                      Ms. Yeomans has held
                                                                     various management
                                                                positions at 3M Corporation
                                                                        since 1983.

J. RICHARD ZECHER            Trustee              Since                  Founder -                   92           Director and Audit
2005 Market Street                            March 23, 2005         Investor Analytics                           Committee Member -
 Philadelphia, PA                                                    (Risk Management)                           Investor Analytics
      10103                                                         (May 1999 - Present)
                                                                                                                  Director and Audit
July 3, 1940                                                                                                      Committee Member -
                                                                                                                    Oxigene, Inc.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

 MICHAEL P. BISHOF         Senior Vice       Chief Financial      Mr. Bishof has served in           92                 None(3)
2005 Market Street        President and       Officer since     various executive capacities
Philadelphia, PA         Chief Financial    February 17, 2005     at different times at
    19103                    Officer                               Delaware Investments

 August 18, 1962

RICHELLE S. MAESTRO      Executive Vice          2 Years          Ms. Maestro has served in          92                 None(3)
2005 Market Street      President, Chief                        various executive capacities
 Philadelphia, PA      Legal Officer and                          at different times at
     19103                 Secretary                                Delaware Investments

November 26, 1957

 JOHN J. O'CONNOR          Senior Vice        Treasurer since     Mr. O'Connor has served in         92                 None(3)
2005 Market Street        President and      February 17, 2005   various executive capacities
 Philadelphia, PA           Treasurer                              at different times at
     19103                                                          Delaware Investments

June 16, 1957

(1) Delaware Investments is the marketing name for Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.
(3) Mr. Bishof, Ms. Maestro and Mr. O'Connor also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(R)
-----------------------------------
A member of Lincoln Financial Group

This annual report is for the information of Delaware Cash Reserve Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Cash Reserve Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                            Affiliated Officers                            Contact Information
JUDE T. DRISCOLL                             MICHAEL P. BISHOF                              INVESTMENT MANAGER
Chairman                                     Senior Vice President and                      Delaware Management Company
Delaware Investments Family of Funds         Chief Financial Officer                        Philadelphia, PA
Philadelphia, PA                             Delaware Investments Family of Funds
                                             Philadelphia, PA                               NATIONAL DISTRIBUTOR
THOMAS L. BENNETT                                                                           Delaware Distributors, L.P.
Private Investor                             RICHELLE S. MAESTRO                            Philadelphia, PA
Rosemont, PA                                 Executive Vice President,
                                             Chief Legal Officer and Secretary              SHAREHOLDER SERVICING, DIVIDEND
JOHN A. FRY                                  Delaware Investments Family of Funds           DISBURSING AND TRANSFER AGENT
President                                    Philadelphia, PA                               Delaware Service Company, Inc.
Franklin & Marshall College                                                                 2005 Market Street
Lancaster, PA                                JOHN J. O'CONNOR                               Philadelphia, PA 19103-7094
                                             Senior Vice President and Treasurer
ANTHONY D. KNERR                             Delaware Investments Family of Funds           FOR SHAREHOLDERS
Managing Director                            Philadelphia, PA                               800 523-1918
Anthony Knerr & Associates
New York, NY                                                                                FOR SECURITIES DEALERS AND FINANCIAL
                                                                                            INSTITUTIONS REPRESENTATIVES ONLY
LUCINDA S. LANDRETH                                                                         800 362-7500
Former Chief Investment Officer
Assurant, Inc.                                                                              WEB SITE
Philadelphia, PA                                                                            www.delawareinvestments.com

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder
Investor Analytics
Scottsdale, AZ

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------


(9349)                                                        Printed in the USA
AR-008 [3/05] IVES 5/05                                                   J10146

Item 2.  Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3.  Audit Committee Financial Expert

         The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

         a. An understanding of generally accepted accounting principles and financial statements;

         b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

         c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

         d. An understanding of internal controls and procedures for financial reporting; and

         e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

         a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

         b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

         c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

         d. Other relevant experience.

         The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

         Ann R. Leven
         Thomas F. Madison
         Janet L. Yeomans(1)

Item 4. Principal Accountant Fees and Services

         (a) Audit fees.

         The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $25,350 for the fiscal year ended March 31, 2005.

         The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $23,150 for the fiscal year ended March 31, 2004.



---------------------
(1) The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

         (b) Audit-related fees.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2005.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $164,700 for the Registrant's fiscal year ended March 31, 2005. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; issuance of agreed upon procedures reports to the Registrant's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the Registrant; and preparation of Report on Controls Placed in Operation and Tests of Operating Effectiveness Relating to the Retirement Plan Services Division ("SAS 70 report").

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2004.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $162,700 for the Registrant's fiscal year ended March 31, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agents' system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; issuance of agreed-upon procedures reports to the Registrant's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal costs relating to the operations of the Registrant; and preparation of Report on Controls Placed in Operation and Tests of Operating Effectiveness Relating to the Retirement Plan Services Division ("SAS 70 report").

         (c) Tax fees.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $1,750 for the fiscal year ended March 31, 2005. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax return and review of annual excise distribution calculation.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended March 31, 2005.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $1,250 for the fiscal year ended March 31, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax return and review of annual excise distribution calculation.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended March 31, 2004.

         (d) All other fees.

         The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended March 31, 2005.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended March 31, 2005.

         The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended March 31, 2004.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended March 31, 2004.

         (e) The Registrant's Audit Committee has not established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X.

         (f) Not applicable.

         (g) The aggregate non-audit fees billed by the Registrant's independent auditors for services rendered to the Registrant and to its investment adviser(s) and other service providers under common control with the adviser(s) were $354,209 and $286,850 for the Registrant's fiscal years ended March 31, 2005 and March 31, 2004, respectively.

         (h) In connection with its selection of the independent auditors, the Registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits

(a)  (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.


NAME OF REGISTRANT:

JUDE T. DRISCOLL
--------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    June 3, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
--------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    June 3, 2005


MICHAEL P. BISHOF
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    June 3, 2005